Consolidated Statement of change in Stockholders' Deficit - USD ($)	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Common Stock to be Issued [Member]	Common Stock to be Issued [Member] Revision of Prior Period, Adjustment [Member]	Common Stock to be Issued [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Revision of Prior Period, Adjustment [Member]	Previously Reported [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member] Series A Preferred Stock [Member]
Balance value at Dec. 31, 2021	$ 87,761			$ 257,588						$ (1,624,207)			$ (1,278,858)
Balance, shares at Dec. 31, 2021	87,761,100
Net loss										(1,255,497)			(1,255,497)
Common stock issued for compensation -management	$ 160			239,840									240,000
Common stock issued for compensation -management, shares	160,000
Common stock issued for cash	$ 267			399,733									$ 400,000
Common stock issued for cash, shares	266,667												266,667
Common stock issued for compensation -services	$ 146			218,638									$ 218,784
Common stock issued for compensation -services, shares	145,856												145,856
Common stock issued for settlement of debts	$ 179			178,965									$ 179,144
Common stock issued for settlement of debts, shares	179,144												179,144
Balance value at Dec. 31, 2022	$ 88,513	$ 88,506		1,294,764	$ 1,284,771			$ 10,000		(2,879,704)	$ (2,879,704)		$ (1,496,427)	$ (1,496,427)
Balance, shares at Dec. 31, 2022	88,512,767	88,506,100						6,667
Net loss										(1,106,962)	(757,462)		(1,106,962)	(757,462)
Subscription received- shares to be issued							60,000	$ 60,000					60,000	60,000
Subscription received- shares to be issued, shares								40,000
Common stock issued for compensation -management	$ 25	$ 25		37,475	37,475								37,500	37,500
Common stock issued for compensation -management, shares	25,000	25,000
Common stock issued for cash	$ 17	$ 17		24,983	24,983								$ 25,000	25,000
Common stock issued for cash, shares	16,667	16,667											16,667
Common stock issued for compensation -services	$ 25	$ 25		58,225	$ 58,225								$ 58,250	$ 58,250
Common stock issued for compensation -services, shares	25,000	25,000											25,000
Subscription received- shares to be issued, shares
Balance value at Dec. 31, 2023	$ 88,573		$ 88,580	1,405,454		$ 1,415,447	$ 70,000		$ 60,000	(3,637,166)		$ (3,986,666)	$ (2,073,139)		$ (2,422,639)
Balance, shares at Dec. 31, 2023	88,572,767		88,579,434				46,667
Net loss										(130,397)			(130,397)
Balance value at Mar. 31, 2024	$ 88,573			1,405,454			$ 70,000			(3,767,563)			(2,203,536)
Balance, shares at Mar. 31, 2024	88,572,767						46,667
Balance value at Dec. 31, 2023	$ 88,573		$ 88,580	1,405,454		$ 1,415,447	$ 70,000		$ 60,000	(3,637,166)		$ (3,986,666)	(2,073,139)		$ (2,422,639)
Balance, shares at Dec. 31, 2023	88,572,767		88,579,434				46,667
Net loss										(3,316,192)			(3,316,192)
Common stock issued for compensation -services	$ 6,000			2,274,000									2,280,000
Common stock issued for compensation -services, shares	6,000,000
Balance value at Dec. 31, 2024	$ 94,573			3,679,454			$ 70,000			(6,953,358)			(3,109,331)
Balance, shares at Dec. 31, 2024	94,572,767						46,667
Net loss										(526,819)			(526,819)
Balance value at Mar. 31, 2025	$ 94,573			$ 3,679,454			$ 70,000			$ (7,480,177)			$ (3,636,150)
Balance, shares at Mar. 31, 2025	94,572,767						46,667